CONDENSED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net income (loss)	$ (29,106)	$ 18,309	$ 49,758	$ 112
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Depreciation and amortization expense	666	398	946	517
Provision (benefit) for deferred income taxes	3,153	(688)	(6,507)	0
Loss on disposal of property and equipment			2	120
Stock-based compensation	61,027	286	8,713	179
Changes in operating assets and liabilities:
Accounts receivable	1,846	(505)	(4,023)	(1,266)
Due from related party	(4,875)	0
Inventory	(12,639)	(1,611)	(35,435)	(763)
Prepaid expenses and other current assets	(1,674)	(4,314)	(4,672)	254
Other assets	(6)	61	38	(342)
Accounts payable	4,575	(402)	1,207	2,715
Accrued expenses	8,553	5,912	4,266	464
Deferred revenue	(1,102)	1,597	794	(712)
Accrued compensation and benefits	(70)	(237)	2,366	713
Returns reserve	451	804	901	267
Sales tax payable	836	638	527	636
Income tax payable	805	3,090	105	0
Gift card liability	350	498	2,028	722
Deferred rent and lease incentive	(49)	473	734	2,915
Net cash (used in) provided by operating activities	32,741	24,309	21,748	6,531
Cash flows from investing activities:
Purchases of property and equipment	(1,023)	(1,080)	(2,262)	(4,761)
Net cash used in investing activities	(1,023)	(1,080)	(2,262)	(4,761)
Cash flows from financing activities:
Payment of financing costs			(98)	0
Proceeds from contributed capital			0	14,000
Proceeds from issuance of Class A Common Stock in initial public offering, net of underwriting discounts	95,881	0
Payments of initial public offering issuance costs, net of reimbursements	(780)	0
Proceeds from stock option exercises	572	0	392	0
Tax payments related to net share settlements on restricted stock units	(21,556)	0
Net cash provided by financing activities	74,117	0	294	14,000
Net (decrease) increase in cash and cash equivalents	105,835	23,229	19,780	15,770
Cash and cash equivalents, beginning of period	58,133	38,353	38,353	22,583
Cash and cash equivalents, end of period	163,968	61,582	58,133	38,353
Supplemental disclosures:
Income taxes paid			18,162	0
Property and equipment included in accounts payable and accrued expenses	247	0	$ 236	$ 770
Deferred offering costs recorded in stockholders' equity upon initial public offering	$ 780	$ 0